File No. 333-38255
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER EQUITY TRUST, REIT SERIES 1
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on August 27, 1999) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at one-thirty-fourth of 1 percent of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $94,833.42 was paid on March 29, 1999 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                          PAINEWEBBER EQUITY TRUST,
                          REIT SERIES 1
                       Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.

        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.

  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.

  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.

  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.


           PAINEWEBBER EQUITY TRUST
                REIT SERIES 1
           (A Unit Investment Trust)
               18,300,731 Units

Portfolio of Common Stocks of Real Estate
 Investment Trusts ("REITs")

Designed for Total Return

Annual Capital Distributions

 This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.

The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SPONSOR:
PAINEWEBBER INCORPORATED
PROSPECTUS PART A DATED AUGUST 27, 1999

No person is authorized to give any information
or make any representations about this Trust not
contained in this Prospectus, and you should not
rely on any other information. Read and keep both
parts of this prospectus for future reference.
Table of Contents
Part A                                    Page
Brief Description of the Trust's
Investment Portfolio......................A - 3
Is this Trust Appropriate for You?........A - 3
Summary of Risks..........................A - 3
Essential Information Regarding the Trust.A - 6
Report of Independent Auditors............A - 7
Statement of Financial Condition..........A - 8
Statement of Operations...................A - 9
Statement of Changes in Net Assets........A - 10
Notes to Financial Statements.............A - 11
Schedule of Investments...................A - 12
Part B
The Composition of the Trust's
Portfolio................                 B - 1
About the Trust...........................B - 1
Risk Factors and Special Considerations...B - 2
Federal Income Taxes......................B - 6
Public Offering of Units..................B - 7
   Public Offering Price..................B - 7
   Sales Charge and Volume Discount.......B - 7
   Employee Discount......................B - 8
   Exchange Option........................B - 8
   Conversion Option......................B - 10
   Distribution of Units..................B - 10
   Secondary Market for Units.............B - 10
   Sponsor's Profits......................B - 11
Redemption................................B - 11
Valuation.................................B - 12
Comparison of Public Offering Price and
Redemption Value..................        B - 13
Expenses of the Trust.....................B - 13
Rights of Unitholders.....................B - 13
Distributions.............................B - 14
Reinvestment Plan.........................B - 14
Administration of the Trust...............B - 15
   Accounts...........................    B - 15
   Reports and Records....................B - 15
   Portfolio Supervision..................B - 15
Amendment of the Indenture................B - 16
Termination of the Trust..................B - 16
Sponsor...................................B - 16
Trustee...................................B - 17
Independent Auditors......................B - 17
Legal Opinions..........................  B - 17

PAINEWBBER EQUITY TRUST, REIT SERIES 1  -  PART A

Brief Description of the Trust's Investment
Portfolio

1. The Trust's Objective.

The Trust seeks total return through a
combination of current income and potential capital appreciation through an investment primarily in a portfolio of common stocks issued by a variety of real estate investment trusts, commonly known as "REITs".

The Trust plans to hold until its termination the portfolio of REIT stocks which PaineWebber selected on May 27, 1998, the first day of the Trust.

As of the first day of the Trust, PaineWebber selected the stocks in the Trust's portfolio by choosing the REIT stocks it believed had the potential for achieving total return during the three-year life of the Trust because on that day the stocks were all rated either "Buy" or "Attractive" by PaineWebber's Real Estate and
Lodging Research Group, referred to as the "PaineWebber Research Group".

The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's Portfolio is not managed and stocks are not sold because of market changes.

2. How were Stocks chosen for the Trust?

The PaineWebber Research Group is one of the largest real estate research teams and provides in-depth coverage on more than 50 REITs and the industries in which they operate.

In selecting each REIT for the Trust, the PaineWebber Research Group considered several factors it considered important, including its current yield, prospects for growth, property supply and demand trends and relative valuation, as more fully described in Part B of this Prospectus.

Also, each REIT stock chosen for the Trust
Portfolio had to be rated either "Buy" or "Attractive" by PaineWebber's Research Group on the first day of the Trust.

3. Brief Description of the Trust's Portfolio.

On May 1, 1999, the aggregate market value of the Trust Portfolio was $250,250,650.

REITs manage a portfolio of real estate
properties. REITs often focus on acquiring and managing particular types of real estate, such as shopping centers, and/or operating in particular geographic regions, such as the West Coast.

Is this Trust Appropriate for You?

Yes, if you are seeking total return over the life of the Trust by investing in REIT common stocks issued by companies which PaineWebber selected for their growth and/or income potential.

No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investments, if you need current income, or if you want a more widely diversified portfolio of common stocks.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.

1. Risks of Investing in the Trust

Certain risks are involved with an
investment in a unit trust which holds common stocks, including REITs. For example:

The Trust, unlike a mutual fund, is not "managed" and stocks will not be sold by the Trust to take advantage of market fluctuations.

The Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of stocks from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell stocks. This could reduce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of equity securities, the condition of the real estate and stock markets and other economic influences that affect the global or United States economy.

Assuming no changes occur in the prices of the stocks held by the Trust, the price you paid for your Units will generally be less than the price you paid because your purchase price included a sales charge.

The stocks in the Trust's Portfolio will generally trade on a domestic stock exchange or in the over-the-counter market. PaineWebber cannot assure you that a liquid trading market will exist. The value of the Trust's Portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

2. Risks of Investing in Stocks

Investing always involves risk. The risks described below are the most significant risks associated with investing in the stocks held by the Trust.

Holders of common stocks such as those held by the Trust have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

3. Single Industry or "Concentration" Risk

The Trust is considered "concentrated" in the securities of a single industry because all of its assets are invested in REITs.

Portfolios concentrated in stocks of a single industry may present more risks to an investor than a portfolio holding investments ranging across a variety of industries.

4. Real Estate Investment Risks

The Trust may be particularly sensitive to negative impact resulting from adverse market or other conditions affecting REITs and real estate in general.

The value of REITs may be particularly sensitive to devaluation in the event of rising interest costs, and by adverse changes in national, state or local economic climate and real estate conditions.

The REITs in the Trust may also be adversely affected by changes in real property taxes on the properties held by the REITs, as well as catastrophic losses that are not covered by insurance. See Part B of this Prospectus for a more detailed discussion of risks connected with investments in real estate.

Year 2000 Problem Risk

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 and therefore may not properly process and calculate date-related information and data (commonly known as the "Year
2000 Problem").

As with all investment and financial companies, the Year 2000 Problem may have an adverse impact upon the Trust. The Sponsor and the Trustee are taking reasonable steps to address the year 2000
Problem with respect to the computer systems they use and to obtain reasonable assurances that similar steps are being taken by the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

The year 2000 Problem is expected to have an impact on all corporations, including those whose stocks are contained in the Trust's Portfolio.
The Sponsor cannot predict what impact, if any, the year 2000 Problem will have on the stocks in the Trust.

ESSENTIAL INFORMATION REGARDING THE TRUST
               As of May 1, 1999
Sponsor:   PaineWebber Incorporated
Trustee:   The Chase Manhattan Bank
Initial Date of Deposit: May 27, 1998
Aggregate Market Value of Securities in Trust:                         $250,250,650
Number of Units:                                                       18,300,731
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                             1/18,300,731st
Calculation of Public Offering Price Per Unit*
Aggregate Value of Net Assets in Trust                                 $251,764,859
Divided by 18,300,731 Units                                            $13.7571
Plus Sales Charge of 3.50% of Public Offering Price                    $.4990
Public Offering Price per Unit                                         $14.2561
Redemption Value per Unit:                                             $13.7571
Excess of Public Offering Price over Redemption Value per Unit:        $.4990
Sponsor's Repurchase Price Per Unit:                                   $13.7571
Excess of Public Offering over Sponsor's Repurchase Price per Unit:    $.4990
Evaluation Time:                                                       4 P.M. New York Time
Income Account Distribution Dates* *:                                  Monthly, on the 25th of the month
                                                                       and on the Mandatory Termination
                                                                       Date.
Capital Account Distribution Dates* *:                                 Annually, on December 25th and
                                                                       on the Mandatory Termination
                                                                       Date. No distributions of less than
                                                                       $.075 per Unit need be made
                                                                       from the Capital Account on
                                                                       any Distribution Date.
Record Dates:                                                          Monthly, on the 10th of the month.
Mandatory Termination Date:                                            June 30, 2001
Discretionary Liquidation Amount:                                      50% of the value of the Securities
                                                                       upon completion of the deposit of
                                                                       the Securities.
Estimated Annual Expenses of the Trust* * *                            $.0172 per Unit
     * The Public Offering Price per Unit will
be based on the value of the Securities
established by the Trustee and
   will vary on any date subsequent to the
Initial Date of Deposit from the Public Offering
Price per Unit shown
   above. (See "Valuation").
   * * See "Distributions"
 * * * See "Expenses of Trust". Estimated
dividends from the Securities, based upon last
dividends actually paid,
   are expected by the Sponsor to be
sufficient to pay estimated expenses of the
Trust. If such dividends paid
   are insufficient to pay expenses, the
Trustee is authorized to sell Securities in an
amount sufficient to pay
   such expenses. (See "Administration of the
Trust" and "Expenses of the Trust".)

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND TRUSTEE
THE PAINEWEBBER EQUITY TRUST, REIT SERIES 1:

 We have audited the accompanying statement of financial condition, including the schedule of investments, of The PaineWebber Equity Trust, REIT
Series 1 as of May 1, 1999 and the related statements of operations and changes in net assets for the period from May 27, 1998 (initial date of deposit) to May 1, 1999. These financial statements are the responsibility of the Trustee.
Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 1, 1999, as shown in the statement of financial condition and schedule of investments, by correspondence with the Trustee.
An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The PaineWebber Equity
Trust, REIT Series 1 at May 1, 1999 and the results of its operations and changes in its net assets for the period from May 27, 1998 to May 1, 1999, in conformity with generally accepted accounting principles.
                         ERNST & YOUNG LLP
New York, New York
August 12, 1999

            THE PAINEWEBBER EQUITY TRUST,
                    REIT SERIES 1
           STATEMENT OF FINANCIAL CONDITION
                 May 1, 1999
                  ASSETS
Common Stock - at market value (Cost $273,917,686)
(note 1 to schedule of investments)                  $250,250,650
Dividends receivable                                 116,740
Accounts Receivable - Securities Sold                672,241
Cash                                                 1,460,858
Total Assets                                         $252,500,489
               LIABILITIES AND NET ASSETS
Redemptions payable                                                           $683,675
Accrued expenses payable                                                      51,955
Total Liabilities                                                             $735,630
Net assets (18,300,731 units of fractional undivided interest outstanding):
Cost of 18,300,731 units (note B)                                             $283,852,524
Less sales charge (note C)                                                    (9,934,838)
Net amount applicable to investors                                            273,917,686
Net unrealized market depreciation (note D)                                   (23,667,036)
Net amount applicable to unitholders                                          250,250,650
Undistributed investment income-net                                           1,524,154
Overdistributed proceeds from securities sold                                 (9,945)
Net assets                                                                    251,764,859
Total liabilities and net assets                                              $252,500,489
Net asset value per Unit                                                      $13.7571
 See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
                     REIT SERIES 1
              STATEMENT OF OPERATIONS
                                                           For the Period
                                                           from May 27,
                                                           1998 (initial date
                                                           of deposit) to
                                                           May 1,
                                                           1999
Operations:
Dividend Income                                            $20,673,810
Total investment income                                    20,673,810
Less expenses:
Trustee's fees, expenses and evaluator's expense           372,266
Total expenses                                             372,266
Investment Income-net                                      20,301,544
Realized and unrealized loss on investments-net:
Net realized loss on securities transactions               (13,984,908)
Net change in unrealized market depreciation               (23,667,036)
Net realized and unrealized loss on investments            (37,651,944)
Net decrease in net assets resulting from operations       ($17,350,400)
 See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
                  REIT SERIES 1
         STATEMENT OF CHANGES IN NET ASSETS
                                                           For the Period
                                                           from May 27,
                                                           1998 (initial date
                                                           of deposit) to
                                                           May 1,
                                                           1999
Operations:
Investment income-net                                      $20,301,544
Net realized loss on securities transactions               (13,984,908)
Net change in unrealized market depreciation               (23,667,036)
Net decrease in net assets resulting from operations       (17,350,400)
Less: Distributions to Unitholders (Note E)
Investment Income                                          18,225,624
Total Distributions                                        18,225,624
Less: Units Redeemed By Unitholders (Note F)
Value of units redeemed at date of redemption              112,292,810
Undistributed income at date of redemption                 551,764
Total Redemptions                                          112,844,574
Decrease in net assets                                     (148,420,598)
Net Assets:
Beginning of Period                                        ---
Supplemental Deposits                                      4,185,457
End of Period                                              $251,764,859
 See accompanying notes to financial statements.

            NOTES TO FINANCIAL STATEMENTS
                 May 1, 1999
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold.
(B) Cost to investors represents the initial
public offering price as of the initial date of
deposit, and the value of units through
supplemental deposits computed on the basis set
forth under "Public Offering Price of Units".
(C) Sales charge in the Initial Public Offering
period was 3.50% (3.63% of the net amount
invested). See "Public Offering of Units - Sales
Charge and Volume Discount", for information
relating to the secondary market.
(D) At May 1, 1999, the gross unrealized market
appreciation was $566,049 and the gross
unrealized market depreciation was ($24,233,085).
The net unrealized market depreciation was
($23,667,036).
(E) Regular distributions of net income and
principal receipts not used for redemption of
units are made monthly. Special distributions may
be made as the Sponsor and Trustee deem necessary
to comply with income tax regulations.
(F) The following units were redeemed with
proceeds of securities sold as follows:
                                                                   For the Period
                                                                   from May 27,
                                                                   1998 (initial date
                                                                   of deposit) to
                                                                   May 1,
                                                                   1999
Total number of units redeemed ...                                 8,378,679
Redemption amount                                                  $112,844,574
The following units were sold through supplemental deposits:
Number of units sold                                               26,669,410
Value of amount, net of sales charge                               $400,035,457

        THE PAINEWEBBER EQUITY TRUST,
                REIT SERIES 1
            SCHEDULE OF INVESTMENTS
               As of May 1, 1999
COMMON STOCKS (100%)
Name of Issuer                                      Number of Shares       Market Value(1)
Alexandria Real Estate Equities, Inc. (9.24%)       820,282                $23,121,699
Camden Property Trust (2.88%)                       266,574                7,197,498
Chateau Communities, Inc. (1.57%)                   134,909                3,920,793
Colonial Properties Trust (1.87%)                   171,269                4,688,489
Cornerstone Realty Income Trust, Inc. (7.06%)       1,776,772              17,656,672
EastGroup Properties, Inc. (2.12%)                  294,215                5,314,258
FelCor Lodging Trust, Inc. (2.80%)                  292,857                7,010,264
Gables Residential Trust (2.18%)                    229,586                5,467,017
Home Properties of New York, Inc. (7.62%)           737,094                19,072,307
Kimco Realty Corporation (8.31%)                    529,547                20,784,720
Liberty Property Trust (3.22%)                      333,821                8,053,432
The Macerich Company (13.06%)                       1,278,640              32,685,235
Mack-Cali Realty Corporation (8.29%)                670,735                20,750,864
Post Properties, Inc. (4.04%)                       255,012                10,104,850
PS Business Parks, Inc. (6.55%)                     701,704                16,402,331
Realty Income Corporation (.94%)                    100,893                2,358,374
Shurgard Storage Centers, Inc. (2.01%)              186,632                5,027,400
Simon Property Group, Inc. (12.71%)                 1,108,300              31,794,356
Storage USA, Inc. (1.85%)                           144,297                4,635,541
Sun Communities, Inc. (1.68%)                       120,130                4,204,550
TOTAL INVESTMENTS                                                          $250,250,650

(1) Valuation of Securities was made by the Trustee as described in "Valuation".



             PAINEWEBBER EQUITY TRUST
                  REIT SERIES 1
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of the PaineWebber Equity Trust REIT
Series 1 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.

           THE COMPOSITION OF THE PORTFOLIO

 The Trust holds a portfolio of publicly traded
REITs. A REIT is an entity that combines the capital of many investors to acquire and manage a portfolio of real estate properties. REITs often focus on acquiring and managing particular types of real estate (e.g., apartments, shopping centers) and/or operating in particular geographic regions (e.g., Southeast, West Coast).
REIT portfolios are generally managed by experienced real estate professionals, many of whom have significant equity interests in their REITs.

 The Trust portfolio contains common stocks issued by twenty (20) equity REITs selected by PaineWebber's Research Group on May 27, 1998, the first day of the Trust. On that day, all of the participating equity REITs were covered by PaineWebber's Research Group, and their common stocks were then rated "Buy" or "Attractive". All of the issuers of the Securities have securities that are listed on a national securities exchange or are traded in the over-the-counter market.
Jonathan Litt, the director of the Research
Group, has been rated among the top real estate analysts by Institutional Investor, for the past
3 years. PaineWebber's Research Group is one of the largest real estate research teams and provides in-depth coverage on more than 60 REITs and the industries in which they operate. In selecting each REIT for the Trust, PaineWebber's
Research Group considered, among others, the following factors: (i) its current yield, prospects for growth, property supply and demand trends and relative valuation (ii) its capital structure and payout ratios, (iii) its liquidity and total market capitalization, (iv) its business, property and geographic focus and (v) the quality, experience and depth of its management.

                ABOUT THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created under New
York law by the Sponsor pursuant to a Trust
Indenture and Agreement* (the "Indenture") dated as of the Initial Date of Deposit, between PaineWebber Incorporated, as Sponsor and
Investors Bank & Trust Company and The First
National Bank of Chicago, N.A., as Co-Trustees
(the "Trustee"). The objective of the Trust is capital appreciation through an investment in equity stocks having, in Sponsor's opinion on the Initial Date of Deposit, potential for capital appreciation.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Stocks was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the Securities in the Trust
(determined by reference to the number of shares of Stock). The Sponsor may, from time to time, cause the deposit of additional Securities in the Trust when additional Units are to be offered to the public, maintaining, as closely as practicable, the original percentage relationship between the Securities deposited on the Initial
Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses).
The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a sale or maturity of Security or to reflect a merger or reorganization. Stock dividends issued in lieu of cash dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be distributed on the next Income Account Distribution Date.
*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if additional Units are issued by the Trust (through the deposit of additional
Securities for purposes of the sale of additional
Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining
Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)

RISK FACTORS AND SPECIAL CONSIDERATIONS

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. The Trust is not appropriate for investors requiring conservation of capital.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stock in the Trust may be expected to fluctuate over the life of the Trust.

 Investors should note that PaineWebber, in its general securities business, acts as agent or principal in connection with the purchases and sales of equity securities, including the Securities in the Trust, and may act as a market maker in certain of the Securities. PaineWebber also from time to time issues reports and may make recommendations relating to equity securities, including the Securities in the Trust, and has provided, and may in the future provide, investment banking services to the issuers of the Securities. Investors should note in particular that the Securities were selected by the Sponsor as of the Initial Date of Deposit.
The Trust may continue to purchase Additional
Securities or hold Securities originally selected through this process even though the evaluation of the attractiveness of such Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust. In addition, the Sponsor may continue to sell Trust Units even if PaineWebber changes a recommendation relating to one or more Securities in the Trust.

 Any distributions of income to Unitholders will generally depend upon the declaration of dividends by the issuers of Securities and the declaration of dividends depends upon several factors, including the financial condition of the issuers and general economic conditions. In addition, there are other investment risks common to all equity issues. The Securities may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Securities in particular. Distributions of income, generally made by declaration of dividends, are also dependent upon several factors, including those discussed above in the preceding sentence as well as those discussed below under "Real Estate
Investment Trusts".

 Whether or not the Securities are listed on a national securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling
Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions, and the value of the Trust, will be adversely affected if trading markets for the Securities are limited or absent.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional
Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase
Securities in amounts sufficient to maintain, to the extent practicable, the percentage relationship among the Securities based on the price of the Securities at the Evaluation Time on the date the cash is deposited. To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust. Unitholders will be at risk because of price fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as close as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Securities not listed on any national securities exchange (due to differentials between bid and offer prices for the Securities) will be at the expense of the Trust and will affect the value of every Unitholder's Units.

 In the event a contract to purchase a Stock to be deposited on the Initial Date of Deposit or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred. The distribution will be made twenty days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See the discussion below under the caption
"Administration of the Trust--Portfolio
Supervision".)

 A number of the Securities in the Trust may also be owned by other clients of the Sponsor.
However, because these clients may have
investment objectives which differ from that of the Trust, the Sponsor may sell certain
Securities from such clients' accounts in instances where a sale of such Securities by the Trust would be impermissible, such as to maximize return by taking advantage of attractive market fluctuations in such Securities. As a result, the amount realized upon the sale of the Securities from the Trust may not be the highest price attained for an individual Security during the life of the Trust.

 PaineWebber has acted as sole underwriter to certain of the issuers of Securities in the acquisition of the Securities at prices below market value for deposit into the Trust on the Initial Date of Deposit. The Sponsor also acquired Securities on the Initial Date of Deposit, and may acquire Additional Securities on subsequent dates for deposit into the Trust, in open market transactions, and may benefit if the price paid for such Securities is less than the price at which the Securities are deposited by the Sponsor into the Trust. The Sponsor may have acted as underwriter, manager, or co-manager of a public offering of the Securities deposited into the Trust on the Initial Date of Deposit, or as an adviser to one or more of the issuers of the Securities, during the last three (3) years. The
Sponsor or affiliates of the Sponsor may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of these Securities or in options on any of them, and may be on the opposite sides of public orders executed on the floor of an exchange where the Securities are listed. The
Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them. The Sponsor, its affiliates, directors, elected officers and employee benefits programs may have either a long or short position in any of the Securities or in options on them.
 REAL ESTATE INVESTMENT TRUSTS. The Trust is considered "concentrated"* in REIT issuers. A portfolio concentrated in a single industry may present more risk than a portfolio of more broadly diversified investments. The Trust, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting REITs because any negative impact on the REIT or real estate industry will not be diversified among issuers within other unrelated industries. In addition, due to the relative lack of diversity in the portfolio in terms of the number of issuers, a Unitholder may incur additional risk compared to an investment in a more diversified portfolio. Accordingly, an investment in the Trust should be made with an understanding of the risks inherent in an investment in REITs specifically and in real estate generally (in addition to securities market risks).

 REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities on the public or institutional capital markets or by bank borrowings. The value of REITs may be particularly sensitive to devaluation in the event of rising interest rates. The returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding) by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and such REITs typically invest in properties such as office, retail, industrial, hotel and apartment buildings and health care facilities. The objectives of a mortgage REIT is to invest primarily in mortgages secured by real estate in order to generate cash flow from payments on the mortgage loans.

 The underlying value of the Trust's Securities and the Trust's ability to make distributions to its Unitholders may be adversely affected by adverse changes in national, state or local economic climate and real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates), perceptions of prospective tenants of the safety, convenience, and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the ability to collect on a timely basis all rents from tenants, tenant defaults, the cost of complying with the Americans with Disabilities Act, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skills, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust.

 Legislation has been proposed, and additional legislation may be proposed or adopted in the future, which could adversely impact REITs, and the Sponsor is unable to predict whether current or future proposals will be enacted or what impact such proposals will have on the Securities.

 REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Code. The major tests for tax qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue share of transferable interest to its owners,
(iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distribute at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

*A Trust is considered to be "concentrated" in a particular industry when the securities in that industry grouping constitute 25% or more of the total asset value of such Trust's portfolio.
 In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by changes in the real property taxes on the properties underlying the REITs in the Trust as property tax rates change or as such properties are assessed or reassessed by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

 Certain REITs in the Trust may be structured as UPREITs. This form of REIT owns an interest in a partnership that owns real estate, which can result in a potential conflict of interest between shareholders who may want to sell an asset and partnership interest holders who would be subject to tax liability if the REIT sells the property. In some cases, REITs have entered into "no sell" agreements, which are designed to avoid a taxable event to the holders of partnership units by preventing the REIT from selling the property. This kind of arrangement could mean that the REIT would refuse a lucrative offer for an asset or be forced to hold on to a poor asset.
Since "no sell" agreements are often undisclosed, the Sponsor is unable to state whether any of the REITs in the Portfolio have entered into this kind of arrangement.

 REITs may concentrate investments in specific geographic areas or in specific property types, e.g., hotels, shopping malls, residential complexes, and office buildings; the impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular. In addition, investors should be aware that REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company
Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its rights as mortgagee or lessor and to incur significant costs related to protecting its investments.

 REITs generally maintain comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, there are certain types of losses, generally of a catastrophic nature, such as earthquakes and floods, that may be uninsurable or not economically insurable, as to which the REITs properties are at risk in their particular locales. The management of REIT issuers use their discretion in determining amounts, coverage limits and deductibility provisions of insurance, with a view to requiring appropriate insurance on their investments at a reasonable cost and on suitable terms. This may result in insurance coverage that in the event of a substantial loss would not be sufficient to pay the full current market value or current replacement cost of the lost investment.
Inflation, changes in building codes and ordinances, environmental considerations, and other factors also might make it infeasible to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance received by a REIT might not be adequate to restore its economic position with respect to such property.

 Under various federal, state, and local
environmental laws, ordinances and regulations, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.

 LIQUIDITY. Although the Securities in the Trust themselves are listed on a national securities exchange or are traded in the over-the-counter market and are liquid, real estate investments, the primary holdings of each of the Securities in the Trust are relatively illiquid. Therefore, the ability of the issuers of the Securities in the Trust to vary their portfolios in response to changes in economic and other conditions will be limited and, hence, may adversely affect the value of the Units. There can be no assurance that any issuer of a Security will be able to dispose of its underlying real estate assets when they find disposition advantageous or necessary or that the sale price of any disposition will recoup or exceed the amount of their investment.

 To the extent that the total assets held by the Trust grow significantly on or after the Initial
Date of Deposit due to deposits of Additional
Securities in connection with the creation of additional Units, it is possible that the Trust may hold a sizeable percentage of the total outstanding publicly traded common stock of one or more issuers of the Securities. In such cases, sales of such Securities from the Trust Portfolio to meet large redemption requests may have a greater adverse impact on the sale prices received by the Trust than would have been the case if the Trust had not held such a large position in such Securities.

              FEDERAL INCOME TAXES

 In the opinion of Carter, Ledyard & Milburn, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of certain of the federal income tax consequences of an investment in Units of the Trust, based on the Code and Treasury Regulations promulgated thereunder as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of
Section 1221 of the Code. The tax-treatment of non-U.S. investors is not addressed. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders.
Accordingly, each Unitholder is advised to consult its own tax advisor concerning the effect of an investment in Units. For purposes of the following discussion and the opinion above, it is assumed that each Security is considered a share in a real estate investment trust for federal income tax purposes.

 General. Each Unitholder must report on its federal income tax return a pro rata share of income received by the Trust and a pro rata share of the expenses of the Trust.

 Distributions by a REIT to the Trust that are made out of a REIT's earnings and profits will be taxable as ordinary income to investors except to the extent that such REIT designates any distribution as a capital gain dividend. The portion of any REIT distribution that is designated as a capital gain dividend will be taxable to an investor as long-term capital gain, regardless of the time the investor has held his Units. The Internal Revenue Service has issued a notice (with interim guidance) of forthcoming temporary regulations to permit a REIT to designate its dividends, subject to certain limitations, as 20%, 25% or 28% gain distributions, which individual investors would be entitled to treat as long-term capital gains subject to tax at the maximum rates of 20%, 25% or 28%, respectively.

 Unitholders will be taxed in the manner
described above regardless of whether
distributions from the Trust are actually received by the Unitholder or are reinvested pursuant to the Reinvestment Plan.

 The Trust will own shares in REITs, entities that have elected and qualified for the special tax treatment applicable to "real estate investment companies." A number of complex requirements must be satisfied in order for REIT status to be maintained. If the REIT distributes
95% or more of its real estate investment trust taxable income, subject to certain adjustments, to its shareholders, it will not be subject to Federal income tax on the amounts so distributed.
Moreover, if the REIT distributes at least 85% of its ordinary income and 95% of its capital gain net income it will not be subject to the 4% excise tax on certain undistributed income of REITs. Distributions by the REIT from its earnings and profits to its shareholders will be taxable as ordinary income to such shareholders.
They will not be eligible for the dividends-received deduction for corporations.
Distributions of the REIT's net capital gain, which are designated as capital gain dividends by the REIT, will be taxable to its shareholders as long-term capital gain, regardless of the length of time the shareholders have held their investment in the REIT.

 To the extent distributions with respect to a Security were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such Security. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units. After the tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from the sale of Security.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may exceed amounts distributed to the extent amounts are used by the Trust to pay expenses. In addition, the Code limits the benefit of itemized deductions in the case of individual taxpayers with adjusted gross income in excess of a specified amount.

 Gain or Loss on Sale. Each Unitholder will be considered the owner of a pro rata portion of each Security in the Trust. A Unitholder should determine his tax cost for each Security represented by his Units by allocating the total cost for his Units, including the sales charge, among each Security in the Trust represented by his Units (in proportion to the fair market values thereof on the date the Unitholder purchases his Units). If a Unitholder sells or otherwise disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholder's adjusted tax bases in the Securities. Such gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets. Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor. The deduction of capital losses is subject to limitations.

 Withholding For Citizen or Resident Investors.
In the case of any noncorporate Unitholder that is a citizen or resident of the United States, a 31 percent "backup" withholding tax will apply to certain distributions of the Trust unless the Unitholder properly completes and files under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion of taxation is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust for Unitholders that hold their Units as capital assets. Unitholders may also be subject to foreign, state and local taxation. Each Unitholder should consult its own tax advisor regarding the Federal, state and local tax consequences to it of ownership of Units. Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Stocks, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price per Unit is computed by dividing the Trust Fund Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See "Valuation".) The Public Offering
Price on the Initial Date of Deposit or on any subsequent date will vary from the Public
Offering Price calculated on the business day prior to the Initial Date of Deposit due to fluctuations in the value of the Stocks among other factors.

 Sales Charge and Volume Discount. Sales charges during the secondary market sales are set forth below. A discount in the sales charge is available to volume purchasers of Units due to economies of scale in sales effort and sales related expenses relating to volume purchases.
The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 5,000
Units, applied on whichever basis is more favorable to the purchaser.

Sales Charges after the Initial Date of Deposit
Through June 30, 1999
                     Percent of       Percent of
Aggregate Dollar     Public Offering  Net Amount
Value of Units       Price            Invested
Less than $50,000....3.50%             3.63%
$50,000 to $99,999...3.25              3.36
$100,000 to $199,999.2.75              2.83
$200,000 to $399,999.2.50              2.56
$400,000 to $499,999.2.00              2.04
$500,000 to $999,999.1.75              1.78
$1,000,000 or more...1.50              1.52

Sales Charges from July 1, 1999
Through June 30, 2000
                     Percent of       Percent of
Aggregate Dollar     Public Offering  Net Amount
Value of Units       Price            Invested
Less than $50,000....2.50%            2.56%
$50,000 to $99,999...2.25             2.30
$100,000 to $199,999.2.00             2.04
$200,000 to $399,999.1.75             1.78
$400,000 to $499,999.1.50             1.52
$500,000 to $999,999.1.25             1.27
$1,000,000 or more   1.00             1.01

Sales Charges from July 1, 2000 and Thereafter
                     Percent of       Percent of
Aggregate Dollar     Public Offering  Net Amount
Value of Units       Price            Invested
Less than $50,000....1.50%            1.52%
$50,000 to $99,999...1.25              1.27
$100,000 to $199,999.1.00              1.01
$200,000 or more.....0.75              0.76

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 No sales charge will be imposed on Units of the Trust acquired by Unitholders in connection with participation in the Reinvestment Plan (see
"Reinvestment Plan").

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor does not intend to impose a sales charge on such employee sales.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund Series (the
"PaineWebber Series"); The Municipal Bond Trust,
(the "National Series"); The Municipal Bond
Trust, Multi-State Program (the "Multi-State
Series); The Municipal Bond Trust, California
Series (the "California Series"); The Municipal
Bond Trust, Insured Series (the "Insured
Series"); The Corporate Bond Trust, (the
"Corporate Series"); The PaineWebber Pathfinders
Trust, (the "Pathfinders Series"), The
PaineWebber Federal Government Trust, (the
"Government Series") or the PaineWebber Equity
Trust, (the "Equity Series") (collectively referred to as the "Exchange Trusts"). Exchanges made for Units of any Exchange Trust which has an "up-front" salesload will be made at a Public
Offering Price for the units of the Exchange
Trusts to be acquired based on a reduced sales charge of $15 per unit. Unitholders may elect to exchange any or all of their Units for Units of The PaineWebber Equity Trust, Growth Stock Series
22, or any other PaineWebber Exchange Trust subject to a deferred sales charge (the "Deferred
Sales Charge Units"). The Exchange Option will permit the exchange of Units for any Deferred
Sales Charge Units at their then-current net asset value, with no Initial Sales Charge imposed. Units acquired through the Exchange
Option will continue to be subject to the deferred sales charge installments remaining on the Deferred Sales Charge Units so acquired.
Unitholders interested in exercising the Exchange
Option should read the current prospectus or prospectuses relating to the Deferred Sales
Charge Units to ascertain what, if any, deferred sales charge installments remain on such Units.
Unitholders of this Trust are not eligible for the Exchange Option into any Exchange Trust designated as a rollover series for the 30 day period prior to termination of such Trust.

 The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange
Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable
Exchange Trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A
Unitholder who purchased Units of a series and paid a per unit "up-front" sales charge that was less than the per Unit "up-front" sales charge of the series of Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced "up-front" sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus "up-front" sales charge based on the greater of the reduced "up-front" sales charge, or an amount which, together with the initial
"up-front" sales charge paid in connection with the acquisition of the Units being exchanged, equals the "up-front" sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange
Trust and there are units of the applicable
Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole units only. Any excess proceeds from Unitholders' units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange.

 An exchange of units pursuant to the Exchange
Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss. Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.

 The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust. Units of the Exchange Trust, however, will be sold to the Unitholder at a reduced sales charge as discussed above. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

 For example, assume that a Unitholder, who has three units of a trust with a current price of $1,030 per unit based on the bid prices of the underlying securities, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate rounding up to the next highest number of units, the proceeds from the Unitholder's units will aggregate $3,090. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire three units in the Exchange Trust for a total cost of $2,715
($2,670 for the units and $45 for the sales charge). The remaining $375 would be returned to the Unitholder in cash.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a
`Conversion Trust') may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust having an "up-front" salesload at a reduced sales charge of $15 per Unit, per 100
Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000
Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange
Option (except that no secondary market is required for Conversion Trust units). Owners of Conversion Units will be permitted to use the cash proceeds received from the sale or redemption of those Units to acquire Deferred
Sales Charge Units at their then-current net asset value, with no Initial Sales Charge imposed. Deferred Sales Charge Units acquired through the Conversion Option will continue to be subject to the deferred sales charge installments remaining on those Units so acquired.

 To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion
Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option
(but not in excess of $5 more per Unit, per 100
Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.

 Distribution of Units. The minimum purchase is 100 Units, or 20 Units in the case of a purchase for an IRA or other qualified retirement plan.
Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $.30 per Unit at the highest sales charge, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities
Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain such a market at any time, and from time to time, without notice.
In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $500,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the stocks in the Trust, nor that of the Units.

 Investors should note the Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has
purchased in the secondary market if it
determines for any reason that it is undesirable to continue to hold these Units in its inventory.
Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

 A Unitholder who wishes to dispose of his Units should inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see
"Redemption").

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Stocks to the Sponsor and the price at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the Trustee as described under "Valuation". The cost of Stock to the Sponsor includes the amount paid by the Sponsor for brokerage commissions. These amounts are an expense of the Trust.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to The Chase Manhattan
Bank for redemption in person at its office at 4
New York Plaza, Ground Floor--Unit Trust Window,
New York, New York or by mail at Customer Service
Retail Department, Bowling Green Station, P.O.
Box 5185, New York, NY 10274-5185, upon payment of any stock transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee. If the Units are represented by a certificate it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder. Unitholders must sign exactly as their names appear on the records of the Trustee, with signatures guaranteed by an eligible guarantor institution participating in an approved Medallion Guarantee program, or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority.
Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation".)

 A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00 p.m., it is deemed received on the next business day.
During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request.
Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell
Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given, the Trustee may designate Securities to be sold. (See "Administration of the Trust".)
However, with respect to redemption requests in excess of $500,000, the Sponsor, in its sole discretion, may determine to direct the Trustee to redeem Units "in kind" by distributing
Securities to such redeeming Unitholder. When
Securities are so distributed, a proportionate amount of each Security will be distributed, to the extent of whole shares, and cash will be distributed from the Capital Account equal to the value of the fractional shares to which such redeeming Unitholder is entitled. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation".
Securities will be delivered to the account of the Unitholder's bank or broker at The Depository
Trust Company. A Unitholder receiving a
redemption "in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value
(the "Trust Fund Evaluation") per Unit at the
Evaluation Time set forth under "Summary of Essential Information Regarding the Trust" (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below, (b) cash on hand in the Trust, including dividends receivable on Securities trading ex-dividend and income accrued held but not yet distributed (other than any cash held in any reserve account established under the Indenture or cash held for the purchase of Contract Securities) and (c) accounts receivable for Securities sold, and any other assets of the Trust, and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses) and other
Trust expenses, (x) cash allocated for
distributions to Unitholders and (y) accounts payable for Units tendered for redemption and any other liabilities of the Trust Fund not included in (v), (w), (x) and (y) above. The per Unit
Trust Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof.
Business days do not include Saturdays, Sundays, New Year's Day, Martin Luther King, Jr. Day,
President's Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and
Christmas Day and other days that The New York
Stock Exchange Inc. is closed.

 The value of Securities shall be determined by the Trustee in good faith in the following manner: (1) if the domestic Securities are listed on one or more national securities exchanges or traded on the Nasdaq National Market System, such evaluation shall be based on the last reported sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New
York Stock Exchange in the case of the domestic
Securities if such Securities are listed thereon), (2) if there is no such appropriate sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Security in good faith on the bid side of the market or (d) by any combination thereof. The tender of a Security pursuant to a tender offer will not affect the method of valuing such Security.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 On the business day prior to the Initial Date of Deposit, the Public Offering Price per Unit
(which figure includes the sales charge) exceeded the Redemption Value (see "Essential
Information"). The prices of the Securities are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, and expenses incurred in establishing the Trust, including legal and auditing fees (the
"Organizational Expenses"), were paid by the Sponsor. The Sponsor received no fee from the Trust for its services in establishing the Trust.

 The Sponsor has agreed to waive all compensation for portfolio supervisory services.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.0158 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $.0014 per Unit which include, but are not limited to certain mailing, printing, and audit expenses.
Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United
States Department of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the
Trust--Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

 Unless otherwise directed by the Sponsor, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $.0075 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell
Securities to meet the expenses of the Trust.
Securities will be selected in the same manner as is set forth under "Redemption".

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a request, in writing with signature guaranteed by an eligible guarantor institution participating in an approved Medallion Guarantee program, or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued Certificates are transferable by presentation and surrender to the Trustee at its office in New York, New York properly endorsed or accompanied by a written instrument or instruments of transfer.
Uncertificated Units are transferable by presentation to the Trustee at its office in New
York, New York of a written instrument of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur.
Mutilated certificates must be surrendered to the Trustee for replacement.

                DISTRIBUTIONS

 The annual income per Unit, after deducting estimated annual Trust expenses per Unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the Securities and changes in the expenses of the Trust and, to a lesser degree, upon the level of purchases of Additional Securities and sales of Securities. There is no assurance that dividends on the Securities will continue at their current levels or be declared or paid.

 The Trustee will distribute net dividends from the Income Account on the monthly Distribution
Dates to Unitholders of record on the preceding
Record Date. Distributions from the Capital
Account will be made on annual Distribution Dates to Unitholders of record on the preceding Record
Date. Each Unit receives an equal share of monthly distributions of dividend income net of estimated expenses. Because dividends on the Securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the Income Account. Subject to the Reinvestment Plan, the Income Account distribution for each investor shall consist of an amount, computed monthly by the Trustee, substantially equal to one-twelfth of the investor's pro rata share of the estimated annual income to the Income Account after deducting estimated expenses. There is no assurance that actual distributions will be made since all dividends received may be used to pay expenses. Distributions of less than $.075 per Unit need not be made from the Capital Account on any Distribution Date. See "Essential
Information". Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.

 If and to the extent that the Sponsor, on behalf of the Trust, receives a favorable response to a no-action letter request which it intends to submit to the Division of Investment Management of the SEC with respect to reinvesting cash proceeds received by the Trust, the Trustee may reinvest such cash proceeds in Additional
Securities held in the Trust Fund at such time.
Such reinvestment shall be made so that each deposit of Additional Securities shall be made so as to match as closely as practicable the percentage relationships of shares of Securities, and such reinvestment shall be made in accordance with the parameters set forth in the no-action letter response. If the Sponsor and the Trustee determine that it shall be necessary to amend the Indenture to comply with the parameters set forth in the no-action letter response, such documents may be amended without the consent of Unitholders. There can be no assurance that the Sponsor will receive a favorable no-action letter response.

 Unitholders may elect to have their
distributions from the Income and Capital
Accounts automatically reinvested into additional
Units of the Trust at no sales charge. (See
"Reinvestment Plan").

 Upon termination of the Trust, each Unitholder of record on such date will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See
"Termination of the Trust".)

               REINVESTMENT PLAN

 Distributions to the Income and Capital Accounts may be reinvested by participating in the Trust's
Reinvestment Plan (the "Reinvestment Plan"). To participate in the Reinvestment Plan, a Unitholder must contact his broker, dealer or financial institution to determine whether he may participate in the Reinvestment Plan. Under the Reinvestment Plan, the Units acquired for current
Unitholders will be either Units already held in inventory by the Sponsor or new Units created by the Sponsor's deposit of Additional Securities, contracts to purchase Additional Securities or cash (or a bank letter of credit in lieu of cash) with instructions to purchase Additional
Securities. Deposits or purchases of Additional
Securities will be made so as to maintain the percentage relationships. Purchases made pursuant to the Reinvestment Plan will be made without any sales charge at the net asset value for Units of the Trust. Under the Reinvestment Plan, the Trust will pay the distributions to the Trustee which in turn will purchase for those participating
Unitholders whole Units of the Trust at the price determined as of the close of business on the Distribution Date and will add such Units to the Unitholder's account. The Unitholder's account statement will reflect the reinvestment. The
Trustee will not issue fractional Units, thus any cash remaining after purchasing the maximum number of whole Units will be distributed to the Unitholder. Unitholders wishing to terminate their participation in the Reinvestment Plan must notify their broker, dealer or financial institution of such decision. The Sponsor reserves the right to amend, modify or terminate the Reinvestment Plan at any time without prior notice.

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income Account dividends, if any, and interest income, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.") In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in New York, including records of the names and addresses of Unitholders, a current list of underlying
Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, commencing with calendar year 1998, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security or tender a stock for cash in the case of paragraph (6) below:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the security in the best interests of the Unitholders; or

 (7) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Trustee may dispose of Securities where necessary to pay Trust expenses or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the deposit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination
Date.

 Unless advised to the contrary by the Sponsor, approximately 20 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues.
The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                  TRUSTEE

 The Trustee is The Chase Manhattan Bank, a New
York Bank with its principal executive office located at 270 Park Avenue, New York, New York
10081 and its unit investment trust office at 4
New York Plaza, New York, New York 10004. The
Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the
Board of Governors of the Federal Reserve System.
In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of The Depository
Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository
Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Exchange Act.

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The financial statements, including the Schedule of Investments, of the Trust in this prospectus have been audited by Ernst & Young LLP, independent auditors, and have been included in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2
Wall Street, New York, New York, as counsel for the Sponsor.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1     Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The PaineWebber Equity Trust, REIT Series 1 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 27th day of August, 1999.
                     PAINEWEBBER EQUITY TRUST,
                       REIT SERIES 1
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New York, on this 27th day of August, 1999.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer
                              and Director of PaineWebber Incorporated*
  Regina A. Dolan             Executive Vice President,
                              Chief Financial Officer and
                              Director of PaineWebber Incorporated*
  Joseph J. Grano, Jr.        President and
                              Director of PaineWebber Incorporated*
  Steve P. Baum               Executive Vice President and
                              Director of PaineWebber Incorporated*
  Robert H. Silver            Executive Vice President and
                              Director of PaineWebber Incorporated*
  Mark B. Sutton              Executive Vice President and
                              Director of PaineWebber Incorporated*
  Margo N. Alexander          Executive Vice President and
                              Director of PaineWebber Incorporated*
  Terry L. Atkinson           Managing Director and
                              Director of PaineWebber Incorporated*
  Brian M. Barefoot           Executive Vice President and
                              Director of PaineWebber Incorporated*
  Michael Culp                Managing Director and
                              Director of PaineWebber Incorporated*
  Edward M. Kerschner         Managing Director and
                              Director of PaineWebber Incorporated*
  James P. MacGilvray         Executive Vice President and
                              Director of PaineWebber Incorporated*
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been previously filed with the Securities and Exchange Commission with the Post Effective Amendment to the Registration Statement File No. 2-61279.